TRADE ACCOUNTS RECEIVABLE - Summary (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable	R$ 4,810,640	R$ 5,176,958
Gross | in Brazil
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable	1,912,129	2,261,456
Gross | exports from Brazil
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable	718,930	792,385
Gross | outside of Brazil
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable	2,271,451	2,237,636
Impairment
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable	R$ (91,870)	R$ (114,519)